Document and Entity Information	May 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2022
Entity Registrant Name	AMYLYX PHARMACEUTICALS, INC.
Entity Central Index Key	0001658551
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41199
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4600503
Entity Address, Address Line One	43 Thorndike
Entity Address, Address Line Two	St.
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	682-0917
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AMLX
Security Exchange Name	NASDAQ